Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2023
Salaries and other employee expenses
Schedule of salaries and other employee expenses
The following table details salaries and other employee expenses:

	December 31,
	2023	2022	2021
Wages and salaries	20,837	18,135	13,803
Payroll taxes	2,809	2,196	1,731
Personnel benefits	19,047	12,344	5,134
Share-based payments	4,539	1,544	984
Total	47,232	34,219	21,652

Schedule of restricted stock granted to directors
A summary of restricted stock granted to directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2021	132,150	18.56
Granted	63,000	14.65
Vested	(49,350)	19.24
Outstanding at December 31, 2021	145,800	16.64
Granted	57,000	14.65
Vested	(97,350)	18.71
Outstanding at December 31, 2022	105,450	14.15
Granted	63,000	17.69
Vested	(53,100)	13.75
Outstanding at December 31, 2023	115,350	16.31
Expected to vest	115,350

Schedule of restricted stock units granted to certain executives
A summary of the restricted stock units granted through December 31, 2023, to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2021	81,343	17.94
Granted	75,796	13.33
Forfeited	(1,311)	14.51
Vested	(48,299)	17.35
Outstanding at December 31, 2021	107,529	14.99
Granted	63,056	13.03
Vested	(36,410)	15.97
Outstanding at December 31, 2022	134,175	13.80
Granted	298,951	15.36
Forfeited	(346)	14.95
Vested	(152,305)	15.57
Outstanding at December 31, 2023	280,475	14.50	1.99 years	$2,769
Expected to vest	280,475	14.50	1.99 years	$2,769